BNY Mellon Research Growth Fund, Inc.
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.5%
Capital Goods — 10.9%
AMETEK, Inc.	167,149	32,490,422
Builders FirstSource, Inc. (a)	85,727	15,985,514
Howmet Aerospace, Inc.	186,299	22,054,076
Hubbell, Inc.	58,396	26,867,416
Ingersoll Rand, Inc.	298,392	31,083,495
Trane Technologies PLC	100,793	41,952,062
Vertiv Holdings Co., Cl. A	159,221	20,316,599
		190,749,584
Commercial & Professional Services — .6%
Veralto Corp.	90,229	9,761,876
Consumer Discretionary Distribution & Retail — 10.6%
Amazon.com, Inc. (a)	761,242	158,254,599
Chewy, Inc., Cl. A (a)	457,712	15,292,158
PDD Holdings, Inc., ADR (a)	127,926	12,352,535
		185,899,292
Consumer Durables & Apparel — .8%
Lululemon Athletica, Inc. (a)	42,990	13,785,173
Consumer Services — .9%
Planet Fitness, Inc., Cl. A (a)	163,455	16,271,945
Energy — 2.5%
EQT Corp.	575,458	26,148,811
Schlumberger NV	405,367	17,811,826
		43,960,637
Financial Services — 1.8%
Block, Inc. (a)	351,923	31,162,782
Food, Beverage & Tobacco — .6%
Celsius Holdings, Inc. (a),(b)	351,286	9,994,087
Health Care Equipment & Services — 6.4%
Align Technology, Inc. (a)	101,309	23,581,696
Boston Scientific Corp. (a)	240,655	21,817,782
Dexcom, Inc. (a)	330,082	25,743,095
Inspire Medical Systems, Inc. (a)	76,426	14,731,876
Intuitive Surgical, Inc. (a)	49,820	27,002,440
		112,876,889
Household & Personal Products — .4%
The Estee Lauder Companies, Inc., Cl. A	107,634	7,762,564
Media & Entertainment — 12.4%
Alphabet, Inc., Cl. C	765,538	130,516,574
Netflix, Inc. (a)	24,004	21,286,987
Pinterest, Inc., Cl. A (a)	586,230	17,774,494
Reddit, Inc., Cl. A (a)	226,566	31,875,570
The Walt Disney Company	126,323	14,839,163
		216,292,788
Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
Bio-Techne Corp.	214,454	16,161,253
Danaher Corp.	58,253	13,962,662
Illumina, Inc. (a)	167,995	24,216,479
Natera, Inc. (a)	77,261	12,962,851

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.3% (continued)
Repligen Corp. (a)	85,178	12,822,696
Sarepta Therapeutics, Inc. (a)	202,973	27,064,420
Zoetis, Inc.	115,628	20,263,807
		127,454,168
Real Estate Management & Development — 2.1%
CoStar Group, Inc. (a)	455,131	37,020,356
Semiconductors & Semiconductor Equipment — 15.8%
Applied Materials, Inc.	91,349	15,959,584
Micron Technology, Inc.	200,201	19,609,688
NVIDIA Corp.	1,742,759	240,936,431
		276,505,703
Software & Services — 14.8%
CrowdStrike Holdings, Inc., Cl. A (a)	36,665	12,684,990
HubSpot, Inc. (a)	36,785	26,523,824
Microsoft Corp.	331,982	140,581,098
MongoDB, Inc. (a)	40,102	12,932,494
Roper Technologies, Inc.	26,848	15,207,781
Shopify, Inc., Cl. A (a)	436,025	50,404,490
		258,334,677
Technology Hardware & Equipment — 9.2%
Apple, Inc.	645,368	153,165,187
Pure Storage, Inc., Cl. A (a)	143,617	7,610,265
		160,775,452
Transportation — 1.4%
Uber Technologies, Inc. (a)	330,697	23,796,956
Total Common Stocks (cost $710,375,750)		1,722,404,929

	1-Day Yield (%)
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $26,845,951)	4.67	26,845,951	26,845,951
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $9,465,174)	4.67	9,465,174	9,465,174
Total Investments (cost $746,686,875)		100.6%	1,758,716,054
Liabilities, Less Cash and Receivables		(.6)%	(10,740,926)
Net Assets		100.0%	1,747,975,128

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $9,301,699 and the value of the collateral was
$9,465,174, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Research Growth Fund, Inc.

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,722,404,929	—	—	1,722,404,929
Investment Companies	36,311,125	—	—	36,311,125

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $1,012,029,179, consisting of $1,041,486,515 gross unrealized appreciation and $29,457,336 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.